UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05979
JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2026
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended May 31, 2026:
  John Hancock California Municipal Bond Fund

John Hancock California Municipal Bond Fund
Class A/TACAX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class A/TACAX)	$77	0.74%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
California Municipal Bond Fund (Class A/TACAX) returned 7.88% (excluding sales charges) for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included elevated and ultimately easing municipal bond yields, record levels of new municipal bond supply, strong investor demand in the municipal market, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Municipal bond prices generally benefited as yields moderated from elevated levels during portions of the period.
Special tax revenue bonds | The fund’s holdings of bonds backed by special tax assessments also contributed to absolute fund performance.
Education bonds | The fund also benefited from positions in bonds funding charter schools.

TOP PERFORMANCE DETRACTORS
Industrial development bonds | The performance of the fund’s holdings in this sector declined overall, primarily due to weakness in a holding funding a rail project.
Tobacco-related bonds | The fund’s positions in certain tobacco bonds underperformed during the period.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
California Municipal Bond Fund (Class A/TACAX)	3.52%	0.43%	1.78%
California Municipal Bond Fund (Class A/TACAX)—excluding sales charge	7.88%	1.25%	2.20%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%
Bloomberg California Municipal Bond Index	6.57%	0.88%	2.12%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$545,676,689
Total number of portfolio holdings	428
Total advisory fees paid (net)	$1,925,747
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	17.3%
Revenue bonds	82.3%
Other revenue	16.3%
Airport	13.5%
Education	13.3%
Health care	10.9%
Facilities	7.9%
Water and sewer	5.2%
Housing	4.3%
Utilities	3.8%
Tobacco	3.6%
Development	2.0%
Transportation	1.5%
Closed-end funds	0.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5528040
53A-A
5/26
7/26
John Hancock California Municipal Bond Fund

John Hancock California Municipal Bond Fund
Class C/TCCAX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class C/TCCAX)	$154	1.49%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
California Municipal Bond Fund (Class C/TCCAX) returned 7.08% (excluding sales charges) for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included elevated and ultimately easing municipal bond yields, record levels of new municipal bond supply, strong investor demand in the municipal market, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Municipal bond prices generally benefited as yields moderated from elevated levels during portions of the period.
Special tax revenue bonds | The fund’s holdings of bonds backed by special tax assessments also contributed to absolute fund performance.
Education bonds | The fund also benefited from positions in bonds funding charter schools.

TOP PERFORMANCE DETRACTORS
Industrial development bonds | The performance of the fund’s holdings in this sector declined overall, primarily due to weakness in a holding funding a rail project.
Tobacco-related bonds | The fund’s positions in certain tobacco bonds underperformed during the period.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
California Municipal Bond Fund (Class C/TCCAX)	6.08%	0.50%	1.44%
California Municipal Bond Fund (Class C/TCCAX)—excluding sales charge	7.08%	0.50%	1.44%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%
Bloomberg California Municipal Bond Index	6.57%	0.88%	2.12%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$545,676,689
Total number of portfolio holdings	428
Total advisory fees paid (net)	$1,925,747
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	17.3%
Revenue bonds	82.3%
Other revenue	16.3%
Airport	13.5%
Education	13.3%
Health care	10.9%
Facilities	7.9%
Water and sewer	5.2%
Housing	4.3%
Utilities	3.8%
Tobacco	3.6%
Development	2.0%
Transportation	1.5%
Closed-end funds	0.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5528040
53A-C
5/26
7/26
John Hancock California Municipal Bond Fund

John Hancock California Municipal Bond Fund
Class I/JCAFX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class I/JCAFX)	$61	0.59%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
California Municipal Bond Fund (Class I/JCAFX) returned 8.04% for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included elevated and ultimately easing municipal bond yields, record levels of new municipal bond supply, strong investor demand in the municipal market, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Municipal bond prices generally benefited as yields moderated from elevated levels during portions of the period.
Special tax revenue bonds | The fund’s holdings of bonds backed by special tax assessments also contributed to absolute fund performance.
Education bonds | The fund also benefited from positions in bonds funding charter schools.

TOP PERFORMANCE DETRACTORS
Industrial development bonds | The performance of the fund’s holdings in this sector declined overall, primarily due to weakness in a holding funding a rail project.
Tobacco-related bonds | The fund’s positions in certain tobacco bonds underperformed during the period.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
California Municipal Bond Fund (Class I/JCAFX)	8.04%	1.41%	2.35%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%
Bloomberg California Municipal Bond Index	6.57%	0.88%	2.12%

Class I shares were first offered 2-13-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$545,676,689
Total number of portfolio holdings	428
Total advisory fees paid (net)	$1,925,747
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	17.3%
Revenue bonds	82.3%
Other revenue	16.3%
Airport	13.5%
Education	13.3%
Health care	10.9%
Facilities	7.9%
Water and sewer	5.2%
Housing	4.3%
Utilities	3.8%
Tobacco	3.6%
Development	2.0%
Transportation	1.5%
Closed-end funds	0.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5528040

53A-I

5/26

7/26

John Hancock California Municipal Bond Fund

John Hancock California Municipal Bond Fund
Class R6/JCSRX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class R6/JCSRX)	$53	0.51%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
California Municipal Bond Fund (Class R6/JCSRX) returned 8.12% for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included elevated and ultimately easing municipal bond yields, record levels of new municipal bond supply, strong investor demand in the municipal market, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Municipal bond prices generally benefited as yields moderated from elevated levels during portions of the period.
Special tax revenue bonds | The fund’s holdings of bonds backed by special tax assessments also contributed to absolute fund performance.
Education bonds | The fund also benefited from positions in bonds funding charter schools.

TOP PERFORMANCE DETRACTORS
Industrial development bonds | The performance of the fund’s holdings in this sector declined overall, primarily due to weakness in a holding funding a rail project.
Tobacco-related bonds | The fund’s positions in certain tobacco bonds underperformed during the period.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
California Municipal Bond Fund (Class R6/JCSRX)	8.12%	1.45%	2.37%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%
Bloomberg California Municipal Bond Index	6.57%	0.88%	2.12%

Class R6 shares were first offered 8-30-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$545,676,689
Total number of portfolio holdings	428
Total advisory fees paid (net)	$1,925,747
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	17.3%
Revenue bonds	82.3%
Other revenue	16.3%
Airport	13.5%
Education	13.3%
Health care	10.9%
Facilities	7.9%
Water and sewer	5.2%
Housing	4.3%
Utilities	3.8%
Tobacco	3.6%
Development	2.0%
Transportation	1.5%
Closed-end funds	0.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5528040

53A-R6

5/26

7/26

John Hancock California Municipal Bond Fund

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2026, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke and William K. Bacic are audit committee financial experts and are "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $51,542 and $51,375 for the fiscal years ended May 31, 2026 and May 31, 2025, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $767 and $695 for fiscal years ended May 31, 2026 and May 31, 2025, respectively.

Amounts billed to control affiliates were $137,100 and $132,464 for the fiscal years ended May 31, 2026 and May 31, 2025, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $4,293 and $4,293 for the fiscal years ended May 31, 2026 and May 31, 2025, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $678 and $0 for the fiscal years ended May 31, 2026 and May 31, 2025, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended May 31, 2026, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,061,194 for the fiscal year ended May 31, 2026 and $640,425 for the fiscal year ended May 31, 2025.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham - retired effective December 31, 2025

William K. Bacic

Thomas R. Wright - effective January 1, 2026

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended May 31, 2026 for the following fund:

  John Hancock California Municipal Bond Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
California Municipal Bond Fund
Fixed income
May 31, 2026

John Hancock
California Municipal Bond Fund

2	Fund’s investments
24	Financial statements
27	Financial highlights
31	Notes to financial statements
40	Report of independent registered public accounting firm
41	Tax information
42	Other N-CSR Items
1	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |

Fund’s investments
AS OF 5-31-26
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 103.5%				$564,681,877
(Cost $558,291,584)
California 101.6%				554,760,152
Alameda Corridor Transportation Authority Series A, (0.000% to 10-1-37, then 5.400% thereafter)	0.000	10-01-50	2,500,000	1,451,948
Alum Rock Union Elementary School District Election of 2022, Series A, GO (A)	5.000	08-01-53	1,000,000	1,043,773
Alvord Unified School District Election of 2007, Series B, GO (A)(B)	3.871	08-01-36	5,700,000	3,851,766
Alvord Unified School District Election of 2022, Series A, GO (A)	5.000	08-01-52	180,000	187,819
Anaheim City School District Election of 2010, GO (A)	5.000	08-01-51	2,070,000	2,150,357
Anaheim Union High School District, GO	3.000	08-01-38	2,900,000	2,742,691
Antelope Valley Community College District Election of 2016, Series C, GO (B)	4.475	08-01-38	1,000,000	582,435
Antelope Valley Community College District Election of 2016, Series D, GO (B)	4.765	08-01-48	1,000,000	350,945
Antelope Valley Community College District Election of 2016, Series D, GO (B)	4.775	08-01-49	1,000,000	333,996
Antelope Valley Community College District Election of 2016, Series D, GO (B)	4.795	02-01-50	1,000,000	324,680
Antelope Valley Community College District, GO (C)	5.000	08-01-43	1,785,000	1,956,826
Antelope Valley Community College District, GO (C)	5.000	08-01-44	1,285,000	1,395,867
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT (A)	4.250	07-01-43	895,000	893,508
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT (A)	4.625	07-01-51	4,725,000	4,690,084
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT	5.250	07-01-49	1,000,000	1,047,087
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT (D)	5.250	07-01-54	13,370,000	13,865,921
California Community Choice Financing Authority Clean Energy Project, Series B	5.000	03-01-36	4,000,000	4,202,602
California Community Choice Financing Authority Clean Energy Project, Series B	5.000	01-01-55	2,100,000	2,160,569
California Community Choice Financing Authority Clean Energy Project, Series B	5.000	03-01-56	1,250,000	1,343,424
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	2

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Community Choice Financing Authority Clean Energy Project, Series D	5.000	02-01-31	500,000	$530,646
California Community Choice Financing Authority Clean Energy Project, Series E	5.000	02-01-55	2,250,000	2,390,549
California Community Choice Financing Authority Clean Energy Project, Series E1	5.000	02-01-54	1,000,000	1,055,584
California Community Choice Financing Authority Clean Energy Project, Series F	5.000	11-01-33	3,000,000	3,242,536
California Community Choice Financing Authority Clean Energy Project, Series F	5.000	02-01-55	6,700,000	7,131,187
California Community Choice Financing Authority Clean Energy Project, Series G	5.000	11-01-55	5,000,000	5,140,189
California Community Choice Financing Authority Clean Energy Project, Series H	5.000	01-01-56	2,000,000	2,166,463
California Community Choice Financing Authority Series D	5.500	05-01-54	1,500,000	1,566,588
California Community College Financing Authority Napa Valley College Project, Series A (E)	5.750	07-01-60	480,000	328,460
California Community Housing Agency Exchange at Bayfront Apartments, Series A-1 (E)	3.000	02-01-57	700,000	432,155
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,500,000	1,472,911
California County Tobacco Securitization Agency Louisiana County Securitization Corp.	4.000	06-01-49	1,000,000	897,291
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp.	5.000	06-01-50	1,130,000	1,050,434
California County Tobacco Securitization Agency Series A	5.000	06-01-29	300,000	317,861
California Educational Facilities Authority Stanford University, Series V-1	5.000	05-01-49	4,010,000	4,546,851
California Educational Facilities Authority The Master’s University	5.000	08-01-45	2,830,000	2,811,158
California Educational Facilities Authority University of the Pacific, Series A	5.000	11-01-53	985,000	1,019,412
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (E)	5.000	07-01-40	430,000	430,781
3	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (E)	5.000	07-01-50	350,000	$331,627
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (E)	5.000	07-01-55	240,000	222,453
California Enterprise Development Authority Castilleja School Foundation Project	4.000	06-01-54	2,740,000	2,504,698
California Enterprise Development Authority Castilleja School Foundation Project	5.000	06-01-49	755,000	787,603
California Enterprise Development Authority Crystal Springs Uplands School Project	4.000	06-01-40	4,125,000	4,133,644
California Enterprise Development Authority Curtis School Foundation Project	4.000	06-01-49	265,000	250,315
California Enterprise Development Authority Curtis School Foundation Project	4.000	06-01-53	445,000	411,050
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-42	380,000	409,932
California Enterprise Development Authority M @ College Project, Series A	5.000	08-01-45	1,190,000	1,209,442
California Enterprise Development Authority M @ College Project, Series A	5.000	08-01-57	400,000	400,883
California Enterprise Development Authority Milken Community School Project, Series A	5.000	07-01-33	1,250,000	1,391,115
California Enterprise Development Authority Pomona Properties LLC Project, Series A	5.000	01-15-39	500,000	528,635
California Enterprise Development Authority Pomona Properties LLC Project, Series A	5.000	01-15-45	1,000,000	1,018,767
California Enterprise Development Authority The Rocklin Academy Project (E)	5.000	06-01-54	1,250,000	1,204,118
California Enterprise Development Authority The Rocklin Academy Project (E)	5.000	06-01-64	1,425,000	1,346,762
California Enterprise Development Authority The Rocklin Academy Project, Series A (E)	4.000	06-01-36	500,000	487,517
California Health Facilities Financing Authority Adventist Health System, Series A	4.000	03-01-39	895,000	860,138
California Health Facilities Financing Authority Adventist Health System, Series A	5.000	12-01-35	1,500,000	1,671,013
California Health Facilities Financing Authority Adventist Health System, Series A	5.250	12-01-43	1,095,000	1,163,146
California Health Facilities Financing Authority Cedars Sinai Health System, Series A	4.000	08-15-48	1,050,000	999,698
California Health Facilities Financing Authority Cedars Sinai Health System, Series A	5.000	08-15-51	945,000	991,556
California Health Facilities Financing Authority Children’s Hospital of Orange County, Series A	5.000	11-01-49	1,030,000	1,084,079
California Health Facilities Financing Authority Children’s Hospital, Series A	5.000	08-15-47	550,000	514,250
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	4

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Health Facilities Financing Authority City of Hope Obligated Group	5.000	11-15-49	305,000	$305,537
California Health Facilities Financing Authority City of Hope Obligated Group, Series A (A)	4.000	11-15-45	1,670,000	1,587,221
California Health Facilities Financing Authority CommonSpirit Health, Series A	4.000	04-01-36	1,550,000	1,576,969
California Health Facilities Financing Authority CommonSpirit Health, Series A (A)	4.000	04-01-45	225,000	218,917
California Health Facilities Financing Authority CommonSpirit Health, Series A	5.000	12-01-54	1,000,000	1,027,317
California Health Facilities Financing Authority CommonSpirit Health, Series A	5.250	12-01-49	5,000,000	5,279,831
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-42	1,000,000	1,012,648
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-47	1,425,000	1,437,503
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.250	11-15-48	250,000	258,210
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.250	11-15-53	1,750,000	1,787,859
California Health Facilities Financing Authority Standford Health Care, Series A	4.000	08-15-50	1,225,000	1,147,117
California Health Facilities Financing Authority Standford Health Care, Series A	5.250	08-15-54	1,620,000	1,740,873
California Infrastructure & Economic Development Bank Adventist Health Energy Project, Series A	5.250	07-01-54	2,360,000	2,406,261
California Infrastructure & Economic Development Bank Brightline West Passenger Project, Series B, AMT (E)	12.000	01-01-65	5,190,000	2,906,400
California Infrastructure & Economic Development Bank California Science Center Phase III Project, Series B	4.000	05-01-51	1,195,000	1,100,130
California Infrastructure & Economic Development Bank California State Teachers Retirement System	4.000	08-01-49	1,000,000	940,779
California Infrastructure & Economic Development Bank Clean Water and Drinking Water State Revolving Fund	4.000	10-01-47	125,000	123,229
California Infrastructure & Economic Development Bank Los Angeles County Museum of Natural History Foundation	4.000	07-01-50	420,000	388,549
California Municipal Finance Authority California Obligated Group Project, Series A	5.000	04-01-38	500,000	541,920
California Municipal Finance Authority California Obligated Group Project, Series A	5.000	04-01-39	660,000	712,357
5	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority California Obligated Group Project, Series A	5.000	04-01-40	535,000	$575,407
California Municipal Finance Authority California Obligated Group Project, Series A	5.000	04-01-49	3,025,000	3,069,275
California Municipal Finance Authority Caritas Project, Series A	4.000	08-15-44	625,000	589,367
California Municipal Finance Authority Caritas Project, Series A	5.000	08-15-49	1,000,000	1,017,043
California Municipal Finance Authority Caritas Project, Series A	5.000	08-15-59	1,055,000	1,061,351
California Municipal Finance Authority Caritas Project, Series A	5.250	08-15-58	800,000	818,239
California Municipal Finance Authority Channing House Project, Series A (A)	4.000	05-15-40	1,500,000	1,502,943
California Municipal Finance Authority Channing House Project, Series B (A)	5.000	05-15-47	1,250,000	1,256,650
California Municipal Finance Authority Clay Lacy Aviation Facilities, John Wayne Airport Orange County Project, AMT (E)	5.000	01-01-41	250,000	258,201
California Municipal Finance Authority Clay Lacy Aviation Facilities, John Wayne Airport Orange County Project, AMT (E)	6.000	01-01-55	1,535,000	1,609,725
California Municipal Finance Authority Community Facilities District No. 2020-6	5.000	09-01-42	500,000	518,370
California Municipal Finance Authority Community Facilities District No. 2021-19, Improvement Area No. 1	5.000	09-01-35	215,000	225,888
California Municipal Finance Authority Community Facilities District No. 2021-19, Improvement Area No. 1	5.000	09-01-40	450,000	467,740
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.000	09-01-40	250,000	260,734
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.000	09-01-40	750,000	793,918
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.000	09-01-45	600,000	614,900
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.125	09-01-50	750,000	763,455
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.125	09-01-55	730,000	738,288
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.250	09-01-60	1,250,000	1,268,375
California Municipal Finance Authority Community Facilities District No. 2023-7	5.000	09-01-54	750,000	753,487
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	6

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority Eisenhower Medical Center, Series A	3.500	07-01-32	25,000	$24,728
California Municipal Finance Authority Eisenhower Medical Center, Series A	5.000	07-01-42	1,475,000	1,483,720
California Municipal Finance Authority Eisenhower Medical Center, Series A	5.000	07-01-47	2,490,000	2,491,865
California Municipal Finance Authority Eskaton Properties, Inc. Obligated Group	5.000	11-15-40	1,000,000	1,068,017
California Municipal Finance Authority Eskaton Properties, Inc. Obligated Group	5.000	11-15-44	1,250,000	1,304,444
California Municipal Finance Authority Gateways Hospital and Mental Health Centers, Series A	5.250	09-01-55	1,000,000	1,017,832
California Municipal Finance Authority HumanGood Obligated Group	4.000	10-01-49	2,000,000	1,763,098
California Municipal Finance Authority HumanGood Obligated Group	5.000	10-01-35	410,000	438,067
California Municipal Finance Authority Kern Regional Center Project, Series A	5.000	05-01-49	600,000	610,347
California Municipal Finance Authority Linxs APM Project, Series A, AMT	5.000	12-31-31	1,000,000	1,033,109
California Municipal Finance Authority NorthBay Healthcare, Series A	5.250	11-01-47	820,000	818,486
California Municipal Finance Authority Samuel Merritt University	5.250	06-01-53	300,000	309,636
California Municipal Finance Authority Scripps College Project	5.000	07-01-55	500,000	514,525
California Municipal Finance Authority Series B	5.000	09-01-54	1,000,000	1,005,853
California Municipal Finance Authority SFMTA Potrero Yard Modernization Project, Series A	5.500	09-01-56	500,000	539,569
California Municipal Finance Authority SFMTA Potrero Yard Modernization Project, Series A	5.500	09-01-60	350,000	377,125
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (E)	5.000	05-01-34	220,000	227,940
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (E)	5.500	05-01-44	275,000	280,912
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (E)	5.750	05-01-54	390,000	392,947
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (E)	5.875	05-01-59	395,000	399,440
California Municipal Finance Authority Stream Charter School Project, Series A (E)	5.000	06-15-41	925,000	908,636
California Municipal Finance Authority Turning Point Schools (E)	5.000	06-01-34	950,000	972,547
California Municipal Finance Authority Turning Point Schools (E)	5.500	06-01-54	1,150,000	1,085,427
7	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	4,600,000	$4,638,157
California Municipal Finance Authority Westside Neighborhood School Project (E)	5.000	06-15-34	500,000	527,914
California Municipal Finance Authority Westside Neighborhood School Project (E)	5.500	06-15-39	1,200,000	1,279,152
California Municipal Finance Authority Westside Neighborhood School Project (E)	5.900	06-15-44	500,000	533,826
California Municipal Finance Authority Westside Neighborhood School Project (E)	6.200	06-15-54	575,000	603,024
California Municipal Finance Authority Westside Neighborhood School Project (E)	6.375	06-15-64	2,000,000	2,104,944
California Municipal Finance Authority Wildhawk North Improvement Area No. 2	4.750	09-01-35	170,000	173,671
California Municipal Finance Authority Wildhawk North Improvement Area No. 2	5.000	09-01-40	515,000	537,305
California Municipal Finance Authority Wildhawk North Improvement Area No. 2	5.250	09-01-45	600,000	623,416
California Municipal Finance Authority Wildhawk North Improvement Area No. 2	5.375	09-01-50	920,000	955,075
California Municipal Finance Authority Wildhawk North Improvement Area No. 2	5.375	09-01-55	1,350,000	1,392,617
California Pollution Control Financing Authority American Water Capital Corp. Project	3.700	08-01-40	1,000,000	1,014,356
California Pollution Control Financing Authority Poseidon Resources LP Desalination Project, AMT (E)	5.000	07-01-38	1,500,000	1,603,145
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (E)	5.000	07-01-39	2,000,000	2,050,532
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (E)	5.000	11-21-45	3,000,000	3,054,272
California Public Finance Authority Enso Village Project, Series A (E)	5.000	11-15-51	1,125,000	1,018,497
California Public Finance Authority Hazelden Betty Ford Foundation Project, Series A	5.000	11-01-54	1,080,000	1,092,056
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-47	935,000	934,445
California Public Finance Authority Laverne Elementary Preparatory Academy Project, Series A (E)	5.625	06-15-55	1,000,000	1,006,832
California Public Finance Authority Laverne Elementary Preparatory Academy Project, Series A (E)	6.000	06-15-65	1,000,000	1,018,914
California Public Finance Authority PIH Health, Series A	5.000	06-01-39	340,000	370,039
California Public Finance Authority The James, Series A (E)	5.700	06-01-34	500,000	510,160
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	8

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Public Finance Authority The James, Series A (E)	6.500	06-01-54	2,500,000	$2,395,174
California Public Finance Authority The Marisol, Series A (E)	5.100	04-01-66	3,000,000	3,010,687
California Public Finance Authority Trinity Classical Academy, Series A (E)	5.000	07-01-36	1,000,000	991,514
California Public Finance Authority Trinity Classical Academy, Series A (E)	5.000	07-01-44	685,000	637,903
California Public Finance Authority Trinity Classical Academy, Series A (E)	5.000	07-01-54	1,600,000	1,389,219
California School Finance Authority Alliance for College Ready Public Schools Project, Series A (E)	5.000	07-01-36	455,000	455,234
California School Finance Authority Aspire Public Schools (E)	5.000	08-01-41	1,375,000	1,375,155
California School Finance Authority Camino Nuevo Charter Academy (E)	5.000	06-01-43	820,000	823,865
California School Finance Authority Granada Hills Charter High School Obligated Group, Series A (E)	5.000	07-01-54	525,000	495,394
California School Finance Authority Hawking Steam Charter School (E)	5.250	07-01-52	500,000	498,547
California School Finance Authority Integrity Charter School Project (E)	5.500	07-01-54	2,150,000	2,042,584
California School Finance Authority John Adams Academies, Series A (E)	5.000	07-01-52	1,000,000	918,142
California School Finance Authority KIPP LA Project, Series A (E)	5.000	07-01-47	1,500,000	1,500,795
California School Finance Authority Larchmont Charter School Project (E)	6.250	06-01-65	1,280,000	1,338,209
California School Finance Authority New Designs Charter School, Series A (E)	4.250	06-01-34	775,000	776,035
California School Finance Authority New Designs Charter School, Series A (E)	5.000	06-01-54	200,000	189,269
California School Finance Authority New Designs Charter School, Series A (E)	5.000	06-01-64	300,000	275,759
California School Finance Authority Sonoma County Junior College Project, Series A (E)	4.000	11-01-41	1,000,000	922,362
California School Finance Authority Sonoma County Junior College Project, Series A (E)	4.000	11-01-55	580,000	463,151
California School Finance Authority Stem Preparatory School, Series A (E)	5.000	06-01-43	750,000	752,876
California School Finance Authority Value Schools, Series A (E)	5.250	07-01-48	500,000	504,315
California State Public Works Board Air Resource Board, Series D	4.000	05-01-44	975,000	967,799
California State Public Works Board May Lee State Office Complex, Series A	5.000	04-01-45	1,300,000	1,403,667
9	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California State Public Works Board Various Capital Projects, Series B	4.000	03-01-45	1,520,000	$1,501,725
California State Public Works Board Various Capital Projects, Series D	5.000	11-01-46	1,190,000	1,251,933
California State University Series A	3.000	11-01-52	575,000	424,983
California State University Series A	5.000	11-01-44	3,500,000	3,887,661
California State University Series A	5.250	11-01-48	1,000,000	1,076,426
California State University Series A	5.250	11-01-50	6,000,000	6,524,505
California Statewide Communities Development Authority Adventist Health System, Series A	5.000	03-01-48	1,285,000	1,290,207
California Statewide Communities Development Authority CHF Irvine LLC	5.000	05-15-40	1,460,000	1,461,383
California Statewide Communities Development Authority Community Facilities District No. 2020-02	5.125	09-01-42	1,000,000	1,044,634
California Statewide Communities Development Authority Community Facilities District No. 2022-03	5.000	09-01-43	1,020,000	1,055,532
California Statewide Communities Development Authority Community Facilities District No. 2024-09	5.000	09-01-44	340,000	353,977
California Statewide Communities Development Authority Emanate Health, Series A (A)	4.000	04-01-45	1,700,000	1,658,365
California Statewide Communities Development Authority Enloe Medical Center, Series A (A)	5.250	08-15-52	680,000	690,083
California Statewide Communities Development Authority Front Porch Communities & Services, Series A	3.000	04-01-37	2,075,000	1,914,306
California Statewide Communities Development Authority Improvement Area No. 3	5.000	09-01-54	550,000	551,227
California Statewide Communities Development Authority Infrastructure Program, Series A	4.000	09-02-51	970,000	831,268
California Statewide Communities Development Authority John Muir Health, Series A	4.000	08-15-46	820,000	764,204
California Statewide Communities Development Authority NCCD-Hooper Street LLC, California College of the Arts Projects (E)	5.250	07-01-52	450,000	446,278
California Statewide Communities Development Authority Series 2021-A	4.000	09-02-41	990,000	942,698
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	10

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Statewide Financing Authority Tobacco Securitization Program, Series C (B)(E)	9.881	06-01-55	12,000,000	$749,969
California Statewide Financing Authority Tobacco Settlement, Series A	6.000	05-01-37	940,000	957,532
California Statewide Financing Authority Tobacco Settlement, Series A (B)	6.853	06-01-46	7,000,000	1,823,546
California Statewide Financing Authority Tobacco Settlement, Series B	6.000	05-01-37	1,125,000	1,145,982
Campbell Union School District Series 2010-J and Series 2022-A, GO	4.000	08-01-48	110,000	108,124
Center Joint Unified School District Election of 2008, Series C, GO (A)	4.125	08-01-46	1,205,000	1,199,409
Chaffey Joint Union High School District Election of 2012, Series G, GO	4.000	08-01-52	2,400,000	2,276,577
Chino Valley Unified School District Election of 2016, Series C, GO (B)	3.831	08-01-36	100,000	67,842
Chino Valley Unified School District Election of 2016, Series C, GO (B)	4.196	08-01-40	400,000	221,528
City & County of San Francisco Port Facilities Project, Series R3, AMT	5.250	04-01-42	1,290,000	1,396,505
City & County of San Francisco Community Facilities District No. 2016-1 Improvement Area No. 2, Treasure Island, Series A (E)	4.000	09-01-42	250,000	235,640
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Series A (E)	5.000	09-01-46	1,500,000	1,501,572
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Series A (E)	5.000	09-01-52	900,000	865,814
City of Fresno Airport Revenue Series A, AMT (A)	4.000	07-01-42	280,000	272,423
City of Fresno Airport Revenue Series A, AMT (A)	5.000	07-01-48	985,000	1,014,232
City of Glendale Electric Revenue	5.000	02-01-45	2,440,000	2,610,460
City of Long Beach Community Facilities District 6-Pike Project	6.250	10-01-26	240,000	240,546
City of Long Beach Water Revenue	4.000	05-01-54	615,000	577,201
City of Long Beach Harbor Revenue Series A	5.000	05-15-44	300,000	313,954
City of Long Beach Marina System Revenue Alamitos Bay Marina Project	5.000	05-15-43	975,000	1,054,808
City of Long Beach Marina System Revenue Alamitos Bay Marina Project	5.000	05-15-44	750,000	804,586
City of Long Beach Marina System Revenue Alamitos Bay Marina Project	5.000	05-15-45	110,000	117,035
11	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
City of Los Angeles Department of Airports Los Angeles International Airport, AMT	5.250	05-15-48	900,000	$940,166
City of Los Angeles Department of Airports Los Angeles International Airport, Series A, AMT	4.000	05-15-44	1,400,000	1,340,833
City of Los Angeles Department of Airports Series A, AMT	5.000	05-15-35	950,000	1,065,277
City of Los Angeles Department of Airports Series A, AMT	5.250	05-15-43	2,000,000	2,198,662
City of Los Angeles Department of Airports Series D	5.000	05-15-48	2,500,000	2,660,372
City of Los Angeles Department of Airports Series D	5.250	05-15-51	1,000,000	1,075,741
City of Los Angeles Department of Airports Series G, AMT	4.000	05-15-47	910,000	845,613
City of Los Angeles Wastewater System Revenue Series A	5.250	06-01-50	4,000,000	4,355,845
City of Los Angeles Wastewater System Revenue Series C	5.000	06-01-43	1,400,000	1,560,408
City of Ontario Community Facilities District No. 56	5.250	09-01-43	900,000	953,756
City of Oroville Oroville Hospital (F)	5.250	04-01-54	1,000,000	690,000
City of Palm Desert Community Facilities District No. 2021-1	5.000	09-01-44	1,000,000	1,035,612
City of Palm Desert Community Facilities District No. 2021-1	5.000	09-01-53	525,000	531,283
City of Rancho Cordova Community Facilities District 2021-1 Improvement Area No. 2	5.000	09-01-40	360,000	376,217
City of Rancho Cordova Community Facilities District 2021-1 Improvement Area No. 2	5.000	09-01-45	560,000	572,365
City of Rancho Cordova Community Facilities District 2021-1 Improvement Area No. 2	5.000	09-01-50	745,000	749,581
City of Rancho Cordova Community Facilities District 2021-1 Improvement Area No. 2	5.000	09-01-54	700,000	703,154
City of Rialto Community Facilities District No. 2020-1	5.000	09-01-40	770,000	805,135
City of Rialto Community Facilities District No. 2020-1	5.000	09-01-45	1,315,000	1,348,858
City of Rocklin Community Facilities District No. 10 Whitney (A)	4.000	09-01-43	1,900,000	1,908,731
City of Roseville Creekview Phase 5 Community Facilities District No. 1	4.000	09-01-30	100,000	99,676
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	12

	Rate (%)	Maturity date	Par value^	Value
California (continued)
City of Roseville Creekview Phase 5 Community Facilities District No. 1	5.000	09-01-35	615,000	$644,865
City of Roseville Creekview Phase 5 Community Facilities District No. 1	5.000	09-01-40	400,000	415,477
City of Roseville Creekview Phase 5 Community Facilities District No. 1	5.000	09-01-45	830,000	846,989
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	100,000	87,211
City of San Francisco Public Utilities Commission Water Revenue Local Water, Series C	4.000	11-01-50	5,635,000	5,413,724
City of San Francisco Public Utilities Commission Water Revenue Regional and Local Water, Series D	5.000	11-01-55	2,000,000	2,107,970
City of San Jose Series A, GO	5.000	09-01-46	1,805,000	1,966,618
City of Vernon Electric System Revenue Series 2022-A	5.000	08-01-41	630,000	669,727
City of Victorville Electric Revenue Series A	5.000	05-01-34	500,000	553,267
City of Victorville Electric Revenue Series A	5.000	05-01-35	520,000	572,171
City of Victorville Electric Revenue Series A	5.000	05-01-36	300,000	328,373
City of West Sacramento Enhanced Infrastructure Financing District No. 1 Tax Increment (A)	5.000	09-01-40	800,000	890,508
City of West Sacramento Enhanced Infrastructure Financing District No. 1 Tax Increment (A)	5.000	09-01-45	1,950,000	2,095,773
Coast Community College District Series F, GO	3.000	08-01-38	2,175,000	2,027,744
Colton Joint Unified School District Election of 2024, Series A, GO (A)(B)	4.501	08-01-45	850,000	361,020
Compton Community Redevelopment Agency Successor Agency Series A (A)	5.000	08-01-42	975,000	1,050,718
Contra Costa Water District Water Revenue	5.000	10-01-53	680,000	711,677
County of Sacramento Airport System Revenue	5.000	07-01-54	7,895,000	8,223,447
County of Sacramento Metro Air Park Community Facilities District No. 2000-1	5.000	09-01-47	1,000,000	1,010,381
County of Sacramento Airport System Revenue Series A, AMT	5.250	07-01-45	1,100,000	1,182,558
13	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (E)	3.250	04-01-57	1,625,000	$1,189,306
CSCDA Community Improvement Authority Altana Glendale, Series A-1 (E)	3.500	10-01-46	995,000	831,808
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (E)	4.000	10-01-56	2,250,000	1,764,118
CSCDA Community Improvement Authority Monterey Station Apartments, Series A-2 (E)	3.125	07-01-56	1,500,000	987,736
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (E)	3.000	03-01-57	1,700,000	1,175,935
CSCDA Community Improvement Authority The Link-Glendale, Series A-2 (E)	4.000	07-01-56	600,000	462,856
Cypress School District 2008 Election, GO (0.000% to 8-1-31, then 8.125% thereafer)	0.000	08-01-50	670,000	639,427
Downey Unified School District Series C, GO	3.000	08-01-45	1,835,000	1,494,656
Duarte Unified School District Election of 2010, Series F, GO (A)(B)	4.548	08-01-45	4,645,000	1,955,604
Duarte Unified School District Election of 2020, Series B, GO (A)	4.250	08-01-48	705,000	685,609
East Whittier City School District 2024 Election, Series A, GO	4.125	08-01-54	1,155,000	1,087,293
El Monte Union High School District Election of 2018, Series C, GO	4.000	06-01-53	750,000	691,370
Encinitas Public Financing Authority Lease Revenue	4.000	10-01-49	910,000	875,480
Encinitas Public Financing Authority Lease Revenue	4.000	10-01-54	970,000	909,912
Foothill-Eastern Transportation Corridor Agency Series B-2 (A)	3.500	01-15-53	2,280,000	1,903,191
Fresno Unified School District Election of 2020, Series C, GO	4.000	08-01-49	950,000	903,355
Garden Grove Public Financing Authority Series A (A)	5.000	04-01-49	4,925,000	5,186,167
Gavilan Joint Community College District Election of 2018, Series C, GO (A)	4.000	08-01-50	1,775,000	1,674,945
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.848	06-01-66	5,650,000	562,788
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A-1	5.000	06-01-51	2,500,000	2,494,655
Hayward Unified School District Election of 2024, Series B, GO (A)	5.000	08-01-55	1,000,000	1,051,345
Hermosa Beach City School District Election of 2024, Series A, GO (B)	4.353	08-01-40	200,000	108,388
Hermosa Beach City School District Election of 2024, Series A, GO (B)	4.481	08-01-41	215,000	109,501
Hermosa Beach City School District Election of 2024, Series A, GO (B)	4.616	08-01-42	200,000	95,392
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	14

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Hermosa Beach City School District Election of 2024, Series A, GO (B)	4.741	08-01-43	200,000	$89,243
Hermosa Beach City School District Election of 2024, Series A, GO (B)	4.854	08-01-44	150,000	62,606
Hermosa Beach City School District Election of 2024, Series A, GO (B)	4.942	08-01-45	150,000	58,696
Hermosa Beach City School District Election of 2024, Series A, GO (B)	5.022	08-01-46	125,000	45,859
Imperial Community College District Election of 2022, Series B, GO (A)	5.000	08-01-54	1,000,000	1,043,966
Independent Cities Finance Authority Union City Tropics	3.250	05-15-39	1,700,000	1,554,210
Independent Cities Finance Authority Union City Tropics	4.000	05-15-32	760,000	772,644
Inland Empire Tobacco Securitization Corp. Series C-1 (B)	7.019	06-01-36	6,300,000	3,164,556
Irvine Facilities Financing Authority Great Park Infrastructure Project (A)	4.000	09-01-58	365,000	333,096
Jefferson Union High School District Measure Z, Series A, GO	5.000	08-01-44	570,000	617,657
Jefferson Union High School District Measure Z, Series C, GO	5.000	08-01-45	1,400,000	1,530,524
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (A)	4.000	09-01-38	1,015,000	1,039,788
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (A)	4.000	09-01-42	1,325,000	1,335,083
Jurupa Unified School District Election of 2024, Series A, GO (A)	5.000	08-01-43	300,000	333,160
Jurupa Unified School District Election of 2024, Series A, GO (A)	5.000	08-01-44	500,000	550,028
Jurupa Unified School District Election of 2024, Series A, GO (A)	5.000	08-01-45	500,000	544,191
La Canada Irrigation District Water System Improvement Projects	5.250	12-01-50	2,000,000	2,121,617
La Mesa-Spring Valley School District Election of 2020, Series B, GO	4.000	08-01-51	550,000	519,409
La Mesa-Spring Valley School District Election of 2020, Series C, GO	4.000	08-01-48	1,835,000	1,765,303
Las Virgenes Unified School District Election of 2022, Series B, GO	5.000	08-01-43	1,930,000	2,156,123
Lompoc Valley Medical Center California Revenue	5.000	02-01-46	1,430,000	1,425,694
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-31	75,000	84,032
Long Beach Bond Finance Authority Series A	5.000	11-15-35	1,320,000	1,454,827
Long Beach Unified School District Election of 2016, Series C, GO	4.000	08-01-53	2,345,000	2,217,237
15	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Los Angeles Community College District Election of 2008, Series K, GO	3.000	08-01-39	1,380,000	$1,250,462
Los Angeles County Public Works Financing Authority LACMA Building for Permanent Collection Project, Series A	3.000	12-01-50	1,000,000	745,679
Los Angeles County Public Works Financing Authority Series H	4.000	12-01-53	870,000	814,627
Los Angeles County Public Works Financing Authority Series J	5.000	12-01-44	1,500,000	1,668,954
Los Angeles County Public Works Financing Authority Series J	5.250	12-01-50	1,500,000	1,618,911
Los Angeles Department of Water & Power Series A	5.000	07-01-44	1,000,000	1,072,321
Los Angeles Department of Water & Power Series A	5.000	07-01-46	2,500,000	2,633,079
Los Angeles Department of Water & Power Series A (A)	5.250	07-01-45	630,000	680,816
Los Angeles Department of Water & Power Series B	4.000	07-01-30	4,830,000	5,016,004
Los Angeles Department of Water & Power Series B	5.000	07-01-50	2,000,000	2,031,771
Los Angeles Department of Water & Power Series C	5.000	07-01-45	2,000,000	2,120,642
Los Angeles Department of Water & Power Series C (A)	5.000	07-01-46	750,000	791,103
Los Angeles Department of Water & Power Series D	5.000	07-01-45	5,000,000	5,301,605
Marina Joint Powers Financing Authority Preston Park Apartments	3.400	03-01-36	2,000,000	2,020,933
Miracosta Community College District Certificates of Participation, 2023 School Financing Project	4.500	07-01-53	1,000,000	1,008,829
Moreno Valley Unified School District Election of 2014, Series C, GO (A)	3.000	08-01-46	1,945,000	1,564,088
Mount San Antonio Community College District Election of 2008, Series E, GO (B)	4.591	08-01-45	3,010,000	1,257,253
M-S-R Energy Authority Series B	6.500	11-01-39	1,500,000	1,847,322
Municipal Improvement Corp. of Los Angeles Los Angeles Convention Center, Series A	5.250	05-01-50	2,000,000	2,119,076
Needles Unified School District Election of 2008, Series B, GO (0.000% to 8-1-33, then 7.450% thereafter) (A)	0.000	08-01-45	285,000	258,471
Northern California Energy Authority Commodity Supply Revenue	5.000	12-01-54	1,560,000	1,654,588
Oak Grove School District Series A-2, GO (A)	4.000	08-01-49	1,950,000	1,901,606
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	16

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Ontario Public Financing Authority Civic Center Improvements, Series A (A)	5.000	11-01-52	1,195,000	$1,239,271
Ontario Public Financing Authority Series A	5.000	11-01-50	2,000,000	2,113,736
Orange County Community Facilities District 2017-1 Esencia Village Improvement Area No. 1, Series A	5.000	08-15-47	1,565,000	1,572,849
Orange County Community Facilities District No. 2021-1 Rienda, Series A	5.000	08-15-52	500,000	504,791
Orange County Community Facilities District Rienda Phase 2B	5.500	08-15-53	700,000	725,556
Orland Unified School District, GO (0.000% to 8-1-32, then 6.000% thereafter) (A)	0.000	08-01-47	505,000	426,071
Pacifica School District Series C, GO (A)(B)	2.658	08-01-26	1,000,000	995,492
Palmdale Water District Public Financing Authority Series A (A)	4.000	10-01-49	2,485,000	2,360,877
Paradise Unified School District Election of 2018, Series D, GO	5.000	08-01-52	420,000	431,396
Pasadena Public Financing Authority Rose Bowl Renovation Project (B)	4.429	06-01-44	1,000,000	453,103
Pasadena Public Financing Authority Rose Bowl Renovation Project (B)	4.503	06-01-45	1,150,000	491,921
Pasadena Public Financing Authority Rose Bowl Renovation Project (B)	4.566	06-01-46	1,000,000	404,065
Perris Joint Powers Authority Community Facilities Disctrict No. 2021-1 & 2022-1	5.000	09-01-35	1,115,000	1,174,475
Perris Joint Powers Authority Community Facilities Disctrict No. 2021-1 & 2022-1	5.000	09-01-40	1,795,000	1,875,862
Petaluma Joint Union High School District, GO	5.000	08-01-34	705,000	813,928
Petaluma Joint Union High School District, GO	5.000	08-01-35	770,000	897,602
Petaluma Joint Union High School District, GO	5.000	08-01-36	525,000	616,571
Pismo Beach Public Financing Agency Public Safety Facility Project, Series A	4.000	12-01-54	1,125,000	1,055,157
Pomona Unified School District 2024 Election, Series A, GO	5.000	08-01-50	1,100,000	1,164,919
Port of Los Angeles Series 2, AMT	5.000	08-01-38	500,000	546,115
Ravenswood City School District Election of 2022, Series B, GO (A)(B)	4.462	08-01-43	840,000	392,685
Ravenswood City School District Election of 2022, Series B, GO (A)(B)	4.571	08-01-44	945,000	414,544
Ravenswood City School District Election of 2022, Series B, GO (A)(B)	4.657	08-01-45	1,100,000	453,873
Redondo Beach Unified School District Election of 2024, Series A, GO	5.000	08-01-50	2,265,000	2,390,954
17	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Redwood City Public Facilities & Infrastructure Authority Veterans Memorial Building Senior Center	3.000	06-01-51	1,820,000	$1,366,152
Rialto Public Financing Authority Police Station Project, Series A	5.250	06-01-53	1,000,000	1,035,817
River Islands Public Financing Authority Community Facilities District No. 2003-1, Series A	5.000	09-01-48	1,000,000	1,000,708
River Islands Public Financing Authority Community Facilities District No. 2016-1 (A)	4.250	09-01-42	950,000	967,267
River Islands Public Financing Authority Community Facilities District No. 2016-1 (A)	5.250	09-01-52	400,000	419,051
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.000	09-01-39	1,000,000	1,050,192
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.000	09-01-48	500,000	498,393
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.000	09-01-54	500,000	484,396
River Islands Public Financing Authority Series A (A)	5.000	09-01-52	850,000	890,493
Riverside County Transportation Commission Route 91 Express Lanes, Series C	4.000	06-01-47	1,625,000	1,555,117
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	4.427	08-01-40	200,000	107,282
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	4.555	08-01-41	230,000	115,867
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	4.678	08-01-42	200,000	94,475
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	4.806	08-01-43	240,000	105,950
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	4.908	08-01-44	225,000	93,008
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	4.993	08-01-45	300,000	116,300
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	5.068	08-01-46	300,000	109,090
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	5.125	08-01-47	1,000,000	341,790
Sacramento City Unified School District Measure H, Series B, GO (A)	4.000	08-01-54	920,000	865,069
Sacramento City Unified School District Series B, GO (A)	5.000	08-01-43	805,000	864,500
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	18

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Salinas Union High School District Series A, GO	4.000	08-01-47	1,170,000	$1,145,852
Salinas Union High School District Series B, GO	4.000	08-01-49	1,700,000	1,630,942
San Bernardino Community College District Election of 2002, Series D, GO (B)	3.072	08-01-33	2,000,000	1,604,854
San Bernardino Community College District Election of 2008, Series B, GO (B)	4.343	08-01-44	1,280,000	584,563
San Diego Community College District Series A-1, GO	4.000	08-01-50	950,000	919,804
San Diego County Regional Airport Authority Private Activity, Series B, AMT	5.000	07-01-53	5,000,000	5,070,547
San Diego County Regional Airport Authority Series A	4.000	07-01-46	1,510,000	1,490,157
San Diego County Regional Airport Authority Series A	4.000	07-01-51	1,975,000	1,854,204
San Diego County Regional Airport Authority Series B, AMT	4.000	07-01-39	1,000,000	1,000,421
San Diego County Regional Airport Authority Series B, AMT	4.000	07-01-56	2,430,000	2,115,224
San Diego County Regional Airport Authority Series B, AMT	5.000	07-01-56	1,000,000	1,007,548
San Diego Unified School District Election of 2008, Series K-2, GO (B)	3.619	07-01-33	205,000	158,763
San Diego Unified School District Election of 2012, Series ZR-7, GO	5.000	07-01-45	2,500,000	2,913,393
San Diego Unified School District Election of 2022, Series B-3, GO	4.000	07-01-54	950,000	894,360
San Francisco City & County Airport Commission San Francisco International Airport, Series A, AMT	5.250	05-01-41	1,530,000	1,682,063
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-38	1,000,000	1,075,111
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-52	1,495,000	1,508,717
San Francisco City & County Airport Commission Series A, AMT (D)	5.250	05-01-55	11,705,000	12,164,342
San Francisco City & County Airport Commission Series C, AMT	5.000	05-01-32	600,000	660,796
San Francisco City & County Airport Commission-San Francisco International Airport Series A, AMT (C)	5.500	05-01-56	4,470,000	4,757,956
San Francisco City & County Public Utilities Commission Power Revenue Series A	4.000	11-01-51	1,000,000	949,991
19	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Francisco City & County Redevelopment Successor Agency Mission Bay Project, Series A	5.000	08-01-43	375,000	$375,274
San Joaquin Valley Clean Energy Authority Clean Energy Project, Series A	5.500	01-01-56	4,305,000	4,768,097
San Luis Obispo Public Financing Authority Cultural Arts District Parking Project	5.000	12-01-53	1,490,000	1,558,864
San Marcos Unified School District Election of 2024, Series A, GO	5.250	08-01-50	2,000,000	2,159,861
San Rafael City Elementary School District Election of 2022, Series B, GO	4.000	08-01-54	1,000,000	941,325
San Rafael City Elementary School District Election of 2022, Series B, GO	5.000	08-01-49	500,000	532,445
San Rafael City High School District Election of 2022, Series C, GO	5.250	08-01-50	1,040,000	1,123,950
Santa Barbara Finance Authority Public Safety and Park Projects	4.000	05-15-54	105,000	98,866
Santa Clara Valley Water District Safe Clean Water Revenue Series A	5.000	08-01-47	1,000,000	1,058,764
Santa Cruz County Capital Financing Authority Green Bond	4.125	06-01-48	760,000	744,771
Santa Maria Joint Union High School District Election of 2016, GO	3.000	08-01-41	895,000	790,179
Santa Maria Joint Union High School District Election of 2016, GO	3.000	08-01-42	1,670,000	1,449,383
Savanna School District Election of 2008, Series B, GO (0.000% to 8-1-34, then 6.750% thereafter) (A)	0.000	02-01-52	3,670,000	3,141,918
Shasta Union High School District Election of 2016, GO	4.000	08-01-50	1,335,000	1,263,561
Southern California Public Power Authority Natural Gas Project, Series A	5.250	11-01-26	2,000,000	2,017,005
Southern California Public Power Authority Southern Transmission System Renewal Project, Series 2024-1	5.000	07-01-53	725,000	741,841
Southern California Public Power Authority Southern Transmission System Renewal Project, Series 2024-1	5.250	07-01-49	1,000,000	1,051,299
Stockton Community Facilities District Improvement Area No. 3, Westlake Villages	5.000	09-01-54	550,000	544,069
Sweetwater Union High School District Election of 2018, Series A-1, GO	5.000	08-01-52	2,000,000	2,072,814
Tejon Ranch Public Facilities Finance Authority Community Facilities District No. 2008-1, Series A	5.000	09-01-54	2,460,000	2,466,123
Temecula Valley Unified School District Series D, GO	3.000	08-01-47	2,000,000	1,577,485
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	20

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Tobacco Securitization Authority of Southern California San Diego County Tobacco Securitization Corp., Series B-2, Class 2 (B)	6.131	06-01-54	5,500,000	$1,014,227
Tobacco Securitization Authority of Southern California Series A, Class 1	5.000	06-01-48	2,505,000	2,524,138
Transbay Joint Powers Authority Series A	5.000	10-01-32	345,000	359,619
Union Elementary School District Election of 2022, Series A, GO	4.000	09-01-52	945,000	899,162
University of California Series BV	5.000	05-15-38	1,000,000	1,127,910
University of California Series BV	5.000	05-15-41	6,520,000	7,220,700
University of California Series CC	5.250	05-15-55	2,000,000	2,148,485
University of California Series CD	5.250	05-15-40	3,000,000	3,638,643
Val Verde Unified School District Election of 2020, Series B, GO (A)	4.000	08-01-51	1,345,000	1,273,997
Vista Unified School District Series B, GO (A)	5.000	08-01-42	800,000	867,184
West Hollywood Public Financing Authority Series A	3.000	04-01-42	2,515,000	2,183,467
William S. Hart Union High School District Community Facilities District No. 2015-1	5.000	09-01-47	1,000,000	1,001,111
Windsor Unified School District Election of 2016, GO (A)	4.000	08-01-46	2,100,000	2,063,516
Connecticut 0.2%				899,554
Town of Hamden Whitney Center Project	5.000	01-01-50	1,000,000	899,554
Ohio 0.4%				2,082,864
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	1,250,000	1,089,034
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	1,245,000	993,830
Puerto Rico 1.3%				6,939,307
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	2.122	11-01-43	4,088,571	2,821,114
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	2,500,000	2,379,022
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.322	07-01-51	3,450,000	921,971
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	850,000	817,200

21	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Closed-end funds 0.3%		$2,001,700
(Cost $2,032,816)
Blackrock MuniHoldings California Quality Fund, Inc.	185,000	2,001,700

	Yield (%)	Shares	Value
Short-term investments 0.0%			$257
(Cost $257)
Short-term funds 0.0%
John Hancock Collateral Trust (G)	3.5217(H)	26	257

Total investments (Cost $560,324,657) 103.8%			$566,683,834
Other assets and liabilities, net (3.8%)			(21,007,145)
Total net assets 100.0%			$545,676,689

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Security purchased or sold on a when-issued or delayed-delivery basis.
(D)	All or a portion of this security represents the municipal bond held by a trust that issues residual inverse floating rate interests. See Note 2 for more information.
(E)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $61,104,481 or 11.2% of the fund’s net assets as of 5-31-26.
(F)	Non-income producing - Issuer is in default.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	The rate shown is the annualized seven-day yield as of 5-31-26.
At 5-31-26, the aggregate cost of investments for federal income tax purposes was $559,047,781. Net unrealized appreciation aggregated to $7,636,053, of which $14,244,610 related to gross unrealized appreciation and $6,608,557 related to gross unrealized depreciation.
Insurance coverage	As a % of total investments
Assured Guaranty Corp.	6.7
Build America Mutual Assurance Company	4.8
California Mortgage Insurance	0.5
National Public Finance Guarantee Corp.	0.2
TOTAL	12.2
The fund had the following portfolio composition as a percentage of total investments on 5-31-26:
General obligation bonds	17.3%
Revenue bonds	82.3%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	22

Other revenue	16.3%
Airport	13.5%
Education	13.3%
Health care	10.9%
Facilities	7.9%
Water and sewer	5.2%
Housing	4.3%
Utilities	3.8%
Tobacco	3.6%
Development	2.0%
Transportation	1.5%
Closed-end funds	0.4%
TOTAL	100.0%
23	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-26

Assets
Unaffiliated investments, at value (Cost $560,324,400)	$566,683,577
Affiliated investments, at value (Cost $257)	257
Total investments, at value (Cost $560,324,657)	566,683,834
Dividends and interest receivable	7,055,891
Receivable for fund shares sold	1,113,849
Receivable for investments sold	71,492
Other assets	38,742
Total assets	574,963,808
Liabilities
Payable for floating rate interests issued	19,385,000
Due to custodian	712,665
Distributions payable	33,333
Payable for delayed-delivery securities purchased	7,962,384
Payable for fund shares repurchased	818,127
Payable to affiliates
Investment management fees	182,127
Accounting and legal services fees	30,904
Transfer agent fees	33,282
Distribution and service fees	38,414
Trustees’ fees	892
Other liabilities and accrued expenses	89,991
Total liabilities	29,287,119
Net assets	$545,676,689
Net assets consist of
Paid-in capital	$554,826,183
Total distributable earnings (loss)	(9,149,494)
Net assets	$545,676,689

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($301,001,775 ÷ 30,487,329 shares)[1]	$9.87
Class C ($2,571,298 ÷ 260,431 shares)[1]	$9.87
Class I ($166,072,243 ÷ 16,811,604 shares)	$9.88
Class R6 ($76,031,373 ÷ 7,693,410 shares)	$9.88
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.28

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK California Municipal Bond Fund	24

STATEMENT OF OPERATIONS For the year ended 5-31-26

Investment income
Interest	$24,880,999
Dividends from affiliated investments	125,844
Dividends	118,770
Total investment income	25,125,613
Expenses
Investment management fees	2,692,157
Distribution and service fees	472,617
Interest expense	351,029
Accounting and legal services fees	95,713
Transfer agent fees	394,011
Trustees’ fees	13,194
Custodian fees	83,924
State registration fees	48,687
Printing and postage	32,321
Professional fees	71,687
Other	66,638
Total expenses	4,321,978
Less expense reductions	(769,340)
Net expenses	3,552,638
Net investment income	21,572,975
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(7,050,160)
Affiliated investments	(1,693)
(7,051,853)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	25,691,227
25,691,227
Net realized and unrealized gain	18,639,374
Increase in net assets from operations	$40,212,349
25	JOHN HANCOCK California Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-26	Year ended 5-31-25
Increase (decrease) in net assets
From operations
Net investment income	$21,572,975	$17,248,142
Net realized loss	(7,051,853)	(5,147,221)
Change in net unrealized appreciation (depreciation)	25,691,227	(17,462,658)
Increase (decrease) in net assets resulting from operations	40,212,349	(5,361,737)
Distributions to shareholders
From earnings
Class A	(11,460,274)	(9,211,111)
Class C	(91,599)	(100,337)
Class I	(6,494,241)	(5,150,015)
Class R6	(2,916,505)	(2,301,926)
Total distributions	(20,962,619)	(16,763,389)
From fund share transactions	7,140,911	163,522,634
Total increase	26,390,641	141,397,508
Net assets
Beginning of year	519,286,048	377,888,540
End of year	$545,676,689	$519,286,048
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK California Municipal Bond Fund	26

Financial highlights
CLASS A SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$9.51	$9.86	$9.73	$10.14	$11.06
Net investment income[1]	0.39	0.36	0.34	0.32	0.27
Net realized and unrealized gain (loss) on investments	0.35	(0.36)	0.12	(0.39)	(0.84)
Total from investment operations	0.74	—	0.46	(0.07)	(0.57)
Less distributions
From net investment income	(0.38)	(0.35)	(0.33)	(0.31)	(0.28)
From net realized gain	—	—	—	(0.03)	(0.07)
Total distributions	(0.38)	(0.35)	(0.33)	(0.34)	(0.35)
Net asset value, end of period	$9.87	$9.51	$9.86	$9.73	$10.14
Total return (%)[2,3]	7.88	(0.14)	4.86	(0.55)	(5.26)
Ratios and supplemental data
Net assets, end of period (in millions)	$301	$287	$225	$188	$181
Ratios (as a percentage of average net assets):
Expenses before reductions[4]	0.89	0.84	0.83	0.85	0.82
Expenses including reductions[4]	0.74	0.72	0.78	0.79	0.81
Net investment income	3.99	3.59	3.51	3.26	2.53
Portfolio turnover (%)	41	42	44	23	17

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Includes interest expense of 0.07%, 0.04%, 0.06% and 0.04% for the periods ended 5-31-26, 5-31-25, 5-31-24 and 5-31-23, respectively.
27	JOHN HANCOCK California Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$9.51	$9.86	$9.73	$10.14	$11.06
Net investment income[1]	0.32	0.28	0.27	0.24	0.19
Net realized and unrealized gain (loss) on investments	0.34	(0.36)	0.12	(0.38)	(0.84)
Total from investment operations	0.66	(0.08)	0.39	(0.14)	(0.65)
Less distributions
From net investment income	(0.30)	(0.27)	(0.26)	(0.24)	(0.20)
From net realized gain	—	—	—	(0.03)	(0.07)
Total distributions	(0.30)	(0.27)	(0.26)	(0.27)	(0.27)
Net asset value, end of period	$9.87	$9.51	$9.86	$9.73	$10.14
Total return (%)[2,3]	7.08	(0.89)	4.07	(1.29)	(5.97)
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$3	$4	$5	$8
Ratios (as a percentage of average net assets):
Expenses before reductions[4]	1.74	1.69	1.68	1.71	1.67
Expenses including reductions[4]	1.49	1.47	1.53	1.55	1.56
Net investment income	3.24	2.83	2.76	2.51	1.78
Portfolio turnover (%)	41	42	44	23	17

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Includes interest expense of 0.07%, 0.04%, 0.06% and 0.04% for the periods ended 5-31-26, 5-31-25, 5-31-24 and 5-31-23, respectively.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK California Municipal Bond Fund	28

CLASS I SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$9.52	$9.87	$9.73	$10.15	$11.07
Net investment income[1]	0.40	0.37	0.36	0.33	0.29
Net realized and unrealized gain (loss) on investments	0.35	(0.36)	0.13	(0.39)	(0.84)
Total from investment operations	0.75	0.01	0.49	(0.06)	(0.55)
Less distributions
From net investment income	(0.39)	(0.36)	(0.35)	(0.33)	(0.30)
From net realized gain	—	—	—	(0.03)	(0.07)
Total distributions	(0.39)	(0.36)	(0.35)	(0.36)	(0.37)
Net asset value, end of period	$9.88	$9.52	$9.87	$9.73	$10.15
Total return (%)[2]	8.04	0.01	5.12	(0.50)	(5.11)
Ratios and supplemental data
Net assets, end of period (in millions)	$166	$160	$99	$64	$19
Ratios (as a percentage of average net assets):
Expenses before reductions[3]	0.74	0.70	0.68	0.70	0.67
Expenses including reductions[3]	0.59	0.57	0.63	0.64	0.66
Net investment income	4.14	3.74	3.66	3.41	2.68
Portfolio turnover (%)	41	42	44	23	17

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes interest expense of 0.07%, 0.04%, 0.06% and 0.04% for the periods ended 5-31-26, 5-31-25, 5-31-24 and 5-31-23, respectively.
29	JOHN HANCOCK California Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$9.52	$9.87	$9.74	$10.15	$11.07
Net investment income[1]	0.41	0.38	0.36	0.33	0.29
Net realized and unrealized gain (loss) on investments	0.35	(0.36)	0.12	(0.38)	(0.83)
Total from investment operations	0.76	0.02	0.48	(0.05)	(0.54)
Less distributions
From net investment income	(0.40)	(0.37)	(0.35)	(0.33)	(0.31)
From net realized gain	—	—	—	(0.03)	(0.07)
Total distributions	(0.40)	(0.37)	(0.35)	(0.36)	(0.38)
Net asset value, end of period	$9.88	$9.52	$9.87	$9.74	$10.15
Total return (%)[2]	8.12	0.07	5.03	(0.38)	(5.08)
Ratios and supplemental data
Net assets, end of period (in millions)	$76	$68	$50	$30	$12
Ratios (as a percentage of average net assets):
Expenses before reductions[3]	0.66	0.64	0.67	0.69	0.63
Expenses including reductions[3]	0.51	0.51	0.62	0.63	0.63
Net investment income	4.22	3.79	3.67	3.41	2.70
Portfolio turnover (%)	41	42	44	23	17

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes interest expense of 0.07%, 0.04%, 0.06% and 0.04% for the periods ended 5-31-26, 5-31-25, 5-31-24 and 5-31-23, respectively.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK California Municipal Bond Fund	30

Notes to financial statements
Note 1—Organization
John Hancock California Municipal Bond Fund (the fund) is a series of John Hancock California Tax-Free Income Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
31	JOHN HANCOCK California Municipal Bond Fund |

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2026, by major security category or type:
	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$564,681,877	—	$564,681,877	—
Closed-end funds	2,001,700	$2,001,700	—	—
Short-term investments	257	257	—	—
Total investments in securities	$566,683,834	$2,001,957	$564,681,877	—
The fund holds liabilities for which the fair value approximates the carrying amount for financial statement purposes. As of May 31, 2026, the liability for the fund’s Payable for floating rate interests issued on the Statement of assets and liabilities is categorized as Level 2 within the disclosure hierarchy.
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Tender option bond transactions. The fund may use tender option bond transactions to seek to enhance potential gains. In a tender option bond transaction, the fund transfers fixed rate long-term municipal bonds or other municipal securities into a special purpose entity (TOB trust). A TOB trust typically issues two classes of beneficial interest  - 1) floating rate interests (TOB floaters), which are sold to third party investors, and 2) residual inverse floating rate interests (TOB inverse residuals), which are generally issued to the fund. The fund may invest in TOB inverse residuals and may also invest in TOB floaters. The fund establishes and is the sponsor of the TOB
| JOHN HANCOCK California Municipal Bond Fund	32

trust that issues TOB floaters and TOB inverse residuals. The fund’s participation in tender option bond transactions may increase volatility and/or reduce the fund’s returns. Tender option bond transactions create leverage. Leverage magnifies returns, both positive and negative, and risk by magnifying the volatility of returns. An investment in a tender option bond transaction typically involves greater risk than investing in the underlying municipal fixed rate bonds, including the risk of loss of principal. Distributions on TOB inverse residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB inverse residuals paid to the fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB inverse residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The interest payment on TOB inverse residuals generally will decrease when short-term interest rates increase.
Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the fund accounts for the transaction described above as a secured borrowing by including the bond transferred to the TOB trust in the Fund’s investments and the TOB floaters as a liability under the caption Payable for floating rate interests issued on the Statement of assets and liabilities. The TOB floaters have interest rates that generally reset daily or weekly and their holders have the option to tender their notes to the TOB trust for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. The fund recognizes earnings of bonds transferred to the TOB Trust as Interest income. The fund recognizes interest paid to holders of the TOB floaters, and expenses related to remarketing, administration, trustee, liquidity and other services to the TOB trust, as Interest expense on the Statement of operations.
At May 31, 2026, the amount of the fund’s TOB floaters and related interest rates and collateral were as follows:
TOB floaters outstanding	$19,385,000
Interest rate (%)	2.72%
Collateral for TOB floaters outstanding	$26,030,263
For the year ended May 31, 2026, the fund’s average settled TOB Floaters outstanding and the average interest rate, including fees, were as follows:
Average TOB floaters outstanding	$12,422,822
Average interest rate (%)	2.83%
TOB trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the liquidity provider) that allows the holders of the TOB floaters to tender their certificates in exchange for payment of par plus accrued interest on any business day, subject to the non-occurrence of tender option termination events. The fund may invest in TOB inverse residuals on a non-recourse or recourse basis. When the fund invests in a TOB trust on a non-recourse basis, and the liquidity provider is required to make a payment under the liquidity facility, the liquidity provider will typically liquidate all or a portion of the municipal securities held in the TOB trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the liquidation shortfall). If the fund invests in a TOB trust on a recourse basis, the fund will typically enter into a reimbursement agreement with the liquidity provider where the fund is required to reimburse the liquidity provider the amount of any liquidation shortfall. As a result, if the fund invests in a TOB trust on a recourse basis, the fund will bear the risk of loss with respect to any liquidation shortfall. The fund had no shortfalls as of May 31, 2026.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off
33	JOHN HANCOCK California Municipal Bond Fund |

interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2026, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2026 were $2,734.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2026, the fund has a short-term capital loss carryforward of $5,250,219 and a long-term capital loss carryforward of $12,171,130 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
| JOHN HANCOCK California Municipal Bond Fund	34

The tax character of distributions for the years ended May 31, 2026 and 2025 was as follows:
	May 31, 2026	May 31, 2025
Ordinary income	$75,039	$68,964
Exempt Income	20,887,580	16,694,425
Total	$20,962,619	$16,763,389
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2026, the components of distributable earnings on a tax basis consisted of $700,256 of undistributed exempt interest.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.510% of the first $500 million of the fund’s average daily net assets, (b) 0.460% of the next $500 million of the fund’s average daily net assets, (c) 0.435% of the next $1 billion of the fund’s average daily net assets; and (d) 0.410% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.44% of average daily net assets attributable to the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expenses. This agreement expires on September 30, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to October 1, 2025, the expense limitation was 0.43% of the fund’s average daily net assets.
35	JOHN HANCOCK California Municipal Bond Fund |

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended May 31, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$426,765
Class C	4,245
Class I	232,974
Class	Expense reduction
Class R6	$102,426
Total	$766,410

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2026, were equivalent to a net annual effective rate of 0.36% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.15%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class C shares. The current waiver agreement expires on September 30, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $2,930 for Class C shares for the year ended May 31, 2026.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $74,951 for the year ended May 31, 2026. Of this amount, $9,956 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $64,995 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to
| JOHN HANCOCK California Municipal Bond Fund	36

compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2026, CDSCs received by the Distributor amounted to $46,592 and $205 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$443,320	$250,893
Class C	29,297	2,477
Class I	—	136,854
Class R6	—	3,787
Total	$472,617	$394,011
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended May 31, 2026 and 2025 were as follows:
	Year Ended 5-31-26		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	8,187,957	$79,570,799	10,991,038	$109,558,159
Distributions reinvested	1,129,888	11,028,086	879,543	8,762,658
Repurchased	(9,020,152)	(87,521,426)	(4,486,965)	(44,454,579)
Net increase	297,693	$3,077,459	7,383,616	$73,866,238
Class C shares
Sold	20,191	$197,679	60,423	$605,965
Distributions reinvested	7,980	77,756	8,740	87,225
Repurchased	(122,012)	(1,191,301)	(108,966)	(1,090,385)
Net decrease	(93,841)	$(915,866)	(39,803)	$(397,195)
37	JOHN HANCOCK California Municipal Bond Fund |

	Year Ended 5-31-26		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Class I shares
Sold	7,231,706	$70,080,396	11,689,775	$116,813,448
Distributions reinvested	665,119	6,492,629	516,166	5,142,993
Repurchased	(7,943,105)	(76,848,065)	(5,428,653)	(53,611,417)
Net increase (decrease)	(46,280)	$(275,040)	6,777,288	$68,345,024
Class R6 shares
Sold	3,701,774	$35,985,550	4,005,212	$39,937,546
Distributions reinvested	298,182	2,913,187	230,840	2,301,926
Repurchased	(3,478,910)	(33,644,379)	(2,085,675)	(20,530,905)
Net increase	521,046	$5,254,358	2,150,377	$21,708,567
Total net increase	678,618	$7,140,911	16,271,478	$163,522,634
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $241,524,131 and $222,326,815, respectively, for the year ended May 31, 2026.
Note 7—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers. At times, California has been more economically volatile than the United States as a whole. California’s economy also may be affected by global economic crises, pandemics, and natural disasters, such as earthquakes or fires.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	26	$803	$113,964,665	$(113,963,518)	$(1,693)	—	$125,844	—	$257
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant
| JOHN HANCOCK California Municipal Bond Fund	38

expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
39	JOHN HANCOCK California Municipal Bond Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock California Tax-Free Income Fund and Shareholders of John Hancock California Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock California Municipal Bond Fund (the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statements of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 9, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	40

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2026.
99.67% of dividends from net investment income are exempt-interest dividends.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
41	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |

Other N-CSR Items
(Unaudited)
Item 8.  Changes in and disagreements with accountants
None.
Item 9.  Proxy disclosures
When applicable, results of shareholder voting are included in the Shareholder meeting section of this report.
Item 10.  Remuneration paid to Trustees, officers, and others
Trustees’ fees are included in the financial statements.
Item 11.  Statement regarding basis for approval of investment advisory contract
When applicable, statement regarding basis for approval of investment advisory contract is included in the Evaluation of advisory and subadvisory agreements by the Board of Trustees section of this report.
|	42

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock California Municipal Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5528040	53A 5/26
7/26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	July 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	July 9, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	July 9, 2026